UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21237

                    Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

         (Address of principal executive offices)                          (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:     03/31

Date of reporting period:   06/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2009
(Unaudited)

Shares	COMMON STOCKS - 98.33%	Value

	Accident & Health Insurance - 2.33%
8,320	Aflac, Inc.	$ 258,669

	Aircraft Engines & Engine Parts - 2.84%
6,070	United Technologies Corp.	315,397

	Books: Publishing or Publishing and Printing - 2.23%
8,220	McGraw-Hill Companies, Inc.	247,504

	Computer Communications Equipment - 1.93%
11,483	Cisco Systems, Inc. *	214,043

	Construction, Mining & Materials Handling Machinery & Equipment - 2.48%
8,336	Dover Corp.	275,838

	Converted Paper & Paperboard Products - 1.55%
3,288	Kimberly-Clark Corp.	172,390

	Crude Petroleum & Natural Gas - 4.62%
4,553	Apache Corp.	328,499
3,389	Devon Energy Corp.	184,701
		513,200

	Electromedical & Electrotherapeutic Apparatus - 3.34%
10,645	Medtronic, Inc.	371,404

	Electronic & Other Electrical Equipment (No Computer Equipment) - 1.17%
11,129	General Electric Co.	130,432

	Electronic Computers - 1.92%
15,504	Dell, Inc. *	212,870

	Fire, Marine & Casualty Insurance - 2.11%
9,611	Allstate Corp./The	234,508

	General Industrial Machinery & Equipment - 2.09%
11,103	Ingersoll-Rand plc.	232,053

	Hospital & Medical Service Plans - 1.93%
8,600	UnitedHealth Group, Inc.	214,828

	Insurance Agents Brokers & Services - 1.94%
7,185	MetLife, Inc.	215,622

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2009
(Unaudited)

Shares	COMMON STOCKS - 98.33% - continued	Value

	Metalworking Machinery & Equipment - 1.71%
6,637	Black & Decker Corp./The	$ 190,216

	National Commercial Banks - 8.70%
14,569	Bank of America Corp.	192,311
11,584	JPMorgan Chase & Co.	395,130
8,800	U.S. Bancorp	157,696
9,105	Wells Fargo & Co.	220,887
		966,024

	Oil & Gas Field Machinery & Equipment - 1.87%
5,691	Baker Hughes, Inc.	207,380

	Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.60%
6,576	PPG Industries, Inc.	288,686

	Petroleum Refining - 13.71%
6,070	Chevron Corp.	402,137
10,749	ConocoPhillips	452,103
6,300	Exxon Mobil Corp.	440,433
4,199	Murphy Oil Corp.	228,090
		1,522,763

	Pharmaceutical Preparations - 7.82%
8,191	Eli Lilly & Co.	283,736
5,311	Johnson & Johnson	301,665
18,900	Pfizer, Inc.	283,500
		868,901

	Pumps & Pumping Equipment - 3.21%
8,022	ITT Corp.	356,979

	Retail - Drug Stores and Proprietary Stores - 1.85%
6,989	Walgreen Co.	205,477

	Semiconductors & Related Devices - 2.22%
14,894	Intel Corp.	246,496

	Services - Advertising Agencies - 2.14%
7,512	Omnicom Group, Inc.	237,229

	Services - Computer Integrated Systems Design - 1.21%
3,035	Computer Sciences Corp. *	134,451

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2009
(Unaudited)

Shares	COMMON STOCKS - 98.33% - continued	Value

	Services - Prepackaged Software - 3.40%
15,900	Microsoft Corp.	$ 377,943

	Ship & Boat Building & Repairing - 2.26%
4,527	General Dynamics Corp.	250,751

	Soaps, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.63%
3,541	Procter & Gamble Co./The	180,945

	State Commercial Banks - 3.46%
7,633	Bank of New York Mellon Corp.	223,723
7,335	Capital One Financial Corp.	160,490
		384,213

	Surgical & Medical Instruments & Apparatus - 1.96%
5,489	Stryker Corp.	218,133

	Telephone Communications (No Radiotelephone) - 4.16%
8,600	AT&T, Inc.	213,624
8,100	Verizon Communications, Inc.	248,913
		462,537

	Wholesale - Groceries & Related Products - 1.94%
9,611	Sysco Corp.	216,055

	TOTAL COMMON STOCKS (Cost $12,542,653)	10,923,937

	MONEY MARKET SECURITIES - 1.55%
172,883	AIM STIT-STIC Prime Portfolio - Class I, 0.19% (a)	172,883

	TOTAL MONEY MARKET SECURITIES (Cost $172,883)	172,883

	TOTAL INVESTMENTS (Cost $12,715,536) - 99.88%	$ 11,096,820

	Other assets less liabilities - 0.12%	12,970

	TOTAL NET ASSETS - 100.00%	$ 11,109,790

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at June 30, 2009.

Tax Related
Unrealized appreciation		$ 272,020
Unrealized depreciation		(1,890,736)
Net unrealized depreciation		$ (1,618,716)

Aggregate cost of securities for income tax purposes		$ 12,715,536

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2009
(Unaudited)

Shares	COMMON STOCKS - 89.58%	Value

	Accident & Health Insurance - 2.84%
10,765	Reinsurance Group of America, Inc.	$ 375,806

	Aircraft & Parts - 2.35%
7,780	Triumph Group, Inc.	311,200

	Book Printing - 2.43%
21,005	Courier Corp.	320,536

	Computer Peripheral Equipment - 1.55%
22,716	RadiSys Corp. *	204,671

	Crude Petroleum & Natural Gas - 3.65%
6,230	Berry Petroleum Co. - Class A	115,816
6,642	Penn Virginia Corp.	108,730
6,479	St. Mary Land & Exploration Co.	135,217
12,579	W&T Offshore, Inc.	122,520
		482,283

	Drilling Oil & Gas Wells - 0.86%
8,815	Patterson-UTI Energy, Inc.	113,361

	Electric Services - 3.15%
21,390	Portland General Electric Co.	416,677

	Electronic Components & Accessories - 2.29%
20,455	Advanced Energy Industries, Inc. *	183,890
11,950	AVX Corp.	118,664
		302,554

	Farm Machinery & Equipment - 2.89%
13,130	AGCO Corp. *	381,689

	Footwear - 2.47%
13,570	Skechers USA, Inc. *	132,579
8,805	Wolverine World Wide, Inc.	194,238
		326,817

	Grain Mill Products - 1.00%
4,910	Corn Products International, Inc.	131,539

	Industrial Trucks, Tractors, Trailers & Stackers - 1.15%
9,640	Cascade Corp.	151,637

	Investment Advice - 2.73%
17,985	AllianceBernstein Holding L.P.	361,319

	Investment Companies - 1.54%
22,097	Prospect Capital Corp.	203,292

	Life Insurance - 5.22%
16,540	Delphi Financial Group, Inc.	321,372
9,945	Torchmark Corp.	368,363
		689,735

	Men's & Boy's Furnishing, Work Clothing, and Allied Garments - 0.93%
4,305	Phillips-Van Heusen Corp.	123,510

	Miscellaneous Fabricated Metal Products - 2.73%
30,335	Barnes Group, Inc.	360,683

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2009
(Unaudited)

Shares	COMMON STOCKS - 89.58% - continued	Value

	National Commercial Banks - 6.58%
12,940	American National Bankshares, Inc.	$ 249,483
25,845	First Financial Bancorp	194,354
22,522	Hampton Roads Bankshares, Inc.	185,807
10,015	National Bankshares, Inc.	240,360
		870,004

	Natural Gas Transmission & Distribution - 1.06%
6,320	Southwest Gas Corp.	140,367

	Office Furniture - 3.15%
27,185	Herman Miller, Inc.	417,018

	Oil and Gas Field Exploration Services - 1.09%
4,831	Dawson Geophysical Co. *	144,205

	Oil, Gas Services - 0.93%
7,085	Superior Energy Services, Inc. *	122,358

	Operative Builders - 1.04%
15,655	Pulte Homes, Inc. *	138,234

	Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.30%
6,610	STERIS Corp.	172,389

	Retail - Eating Places & Drinking Places - 5.43%
41,625	Sonic Corp. *	417,499
34,413	Steak n Shake Co./The *	300,770
		718,269

	Retail - Grocery Stores - 1.54%
6,825	Village Super Market, Inc. - Class A	203,044

	Savings Institution, Federally Chartered - 2.05%
20,820	Washington Federal, Inc.	270,660

	Savings Institution, Not Federally Chartered - 1.06%
12,020	Northfield Bancorp, Inc.	139,672

	Services - Business Services - 1.90%
26,220	Heartland Payment Systems, Inc.	250,925

	Services - Commercial Physical & Biological Research - 2.22%
8,680	Charles River Laboratories International, Inc. *	292,950

	Services - Computer Integrated Systems Design - 1.03%
17,740	Tier Technologies, Inc. - Class B *	136,243

	Services - Help Supply Services - 2.22%
27,990	Barrett Business Services, Inc.	293,895

	Services - Prepackaged Software - 3.87%
7,142	Manhattan Associates, Inc. *	130,127
32,625	Parametric Technology Corp. *	381,386
		511,513

	State Commercial Banks - 2.20%
48,830	CVB Financial Corp.	291,515

	Steel Works, Blast Furnaces, Rolling Mills - 1.84%
11,675	Carpenter Technology Corp.	242,957

	Surety Insurance - 2.91%
39,060	Old Republic International Corp.	384,741

	Surgical & Medical Instruments & Apparatus - 1.18%
5,845	Utah Medical Products, Inc.	156,120

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2009
(Unaudited)

Shares	COMMON STOCKS - 89.58% - continued	Value

	Water Transportation - 2.75%
15,490	Alexander & Baldwin, Inc.	$ 363,086

	Wholesale - Chemicals & Allied Products - 1.59%
12,435	Innophos Holdings, Inc.	210,027

	Wood Household Furniture (No Upholstered) - 0.86%
10,964	Ethan Allen Interiors, Inc.	113,587

	TOTAL COMMON STOCKS (Cost $12,368,256)	11,841,088

	REAL ESTATE INVESTMENT TRUSTS - 7.63%
10,660	Agree Realty Corp.	195,398
19,135	Anworth Mortgage Asset Corp.	137,963
11,135	BRE Properties, Inc.	264,568
14,010	LTC Properties, Inc.	286,505
5,135	Potlatch Corp.	124,729

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $988,319)	1,009,163

	CLOSED-END MUTUAL FUNDS - 1.05%
12,670	Blackrock Floating Rate Income Trust Fund	138,356

	TOTAL CLOSED-END MUTUAL FUNDS (Cost $122,277)	138,356

	MONEY MARKET SECURITIES - 1.72%
227,662	AIM STIT-STIC Prime Portfolio - Class I, 0.19% (a)	227,662

	TOTAL MONEY MARKET SECURITIES (Cost $227,662)	227,662

	TOTAL INVESTMENTS (Cost $13,706,514) - 99.98%	$13,216,269

	Other assets less liabilities - 0.02%	2,026

	TOTAL NET ASSETS - 100.00%	$13,218,295

* Non-income producing securities.
(a) Variable rate security; the money market rates shown represents the rate at June 30, 2009.

Tax Related
Unrealized appreciation		$ 833,812
Unrealized depreciation		(1,324,057)
Net unrealized depreciation		$ (490,245)

Aggregate cost of securities for income tax purposes		$13,706,514

*See accompanying notes which are an integral part of these financial statements.

Dean Funds

Related Notes to the Schedule of Investments

June 30, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - The Funds utilize various methods and inputs to measure the fair value of their investments on a recurring basis.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, ect.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service, the security will be classified as a Level 1 security. Sometimes, a preferred security owned by the Funds will be valued by the pricing service with factors other than market quotations. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, exchange-traded funds, and closed-end funds are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities (corporate bonds, asset-backed securities, U.S. government securities and U.S. government agency securities) are generally valued using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Dean Funds

Related Notes to the Schedule of Investments – continued

June 30, 2009

(Unaudited)

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The following is a summary of the inputs used to value the Large Cap Value Fund’s assets as of June 30, 2009:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 10,923,937	$ -	$ -	$ 10,923,937
Money Market Securities	172,883	-	-	172,883
Total	$ 11,096,820	$ -	$ -	$ 11,096,820

The Large Cap Value Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Large Cap Value Fund did not hold any derivative instruments during the reporting period.

Dean Funds

Related Notes to the Schedule of Investments – continued

June 30, 2009

(Unaudited)

The following is a summary of the inputs used to value the Small Cap Value Fund’s assets as of June 30, 2009:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 11,841,088	$ -	$ -	$ 11,841,088
Real Estate Investment Trusts	1,009,163	-	-	1,009,163
Closed-End Mutual Funds	138,356	-	-	138,356
Money Market Securities	227,662	-	-	227,662
Total	$ 13,216,269	$ -	$ -	$ 13,216,269

The Small Cap Value Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Small Cap Value Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of August 20, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Unified Series Trust_______________

By
/s/ Anthony J. Ghoston

Anthony J. Ghoston, President

Date     8/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Anthony J. Ghoston

Anthony J. Ghoston, President

Date     8/25/09

By

/s/ Christopher E. Kashmerick .

Christopher E. Kashmerick, Treasurer

Date     8/25/09